Unaudited Consolidated Statements of Operations in thousands, except per share data (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Interest and fee income on:
Loans	$ 2,365	$ 2,185	$ 7,003	$ 6,601
Investments	640	405	1,737	1,327
Other	73	73	198	157
Total interest and fee income	3,078	2,663	8,938	8,085
Interest expense on:
Deposits	228	189	634	560
Borrowings	35	41	59	197
Total interest expense	263	230	693	757
Net interest income	2,815	2,433	8,245	7,328
Provision for loan losses	0	100	275	200
Net interest income after provision for loan losses	2,815	2,333	7,970	7,128
Non-interest income	222	223	618	662
Non-interest expenses:
Compensation and benefits	1,478	1,230	4,348	3,905
Occupancy	268	232	770	688
Professional fees	158	155	554	510
Technology	165	172	475	482
Marketing	100	51	207	140
FDIC assessments	41	107	266	283
Other operating expenses	473	454	1,375	1,384
Total non-interest expenses	2,683	2,401	7,995	7,392
Income before income taxes	354	155	593	398
Income tax provision	0	0	0	0
Net income	$ 354	$ 155	$ 593	$ 398
Earnings Per Share
Earnings Per Share Basic	$ 0.04	$ 0.02	$ 0.07	$ 0.04
Earnings Per Share Diluted	$ 0.04	$ 0.02	$ 0.07	$ 0.04